Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Demand - noninterest-bearing	$ 51,503	$ 52,217
Demand - interest-bearing	55,994	54,367
Money market	68,103	66,010
Savings	48,423	43,439
Time deposits of $100,000 or more	169,487	156,522
Other time deposits	107,075	111,729
Total deposits	$ 500,585	$ 484,284